Net loss per share	12 Months Ended
Dec. 31, 2022
Net Loss Per Share
Net loss per share

12.	Net loss per share

Basic and diluted net loss per share

The calculation of basic net loss per share for the year ended December 31, 2022 was based on the loss attributable to common shareholders of $11,846,560 (2021 - $2,668,254; 2020 - $3,129,368) and a weighted average number of common shares outstanding of 137,221,408 (2021 – 133,842,894; 2020 - 117,264,220).

The calculation of diluted net loss per share for the year ended December 31, 2022, 2021 and 2020 did not include the effect of stock options and warrants, as they were considered to be anti-dilutive.